DERIVATIVE LIABILITY (Details - Assumptions)	Sep. 30, 2022	May 09, 2022
Measurement Input, Share Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives, Determination of Fair Value	0.33	0.57
Measurement Input Strike Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives, Determination of Fair Value	0.54	0.54
Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives, Determination of Fair Value	3.67%	2.12%
Measurement Input, Price Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives, Determination of Fair Value	107%	150%
Measurement Input, Expected Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives, Determination of Fair Value	0.80	1.20
Measurement Input, Discount Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives, Determination of Fair Value	20.0%	20.0%
Maximum Shares To Be Delivered [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives, Determination of Fair Value	185,185	3,240,741